UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):         [_]  is a restatement.
                                          [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Holding Management LLC
Address:   220 Fifth Avenue
           New York,  NY  10001

Form 13F File Number:   28-11381

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg             New York, New York            August 10, 2012

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   15

Form 13F Information Table Value Total:   $39,172


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

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                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----
Alkermes PLC                        Shs            G01767105   2,788    164,300  Sh        Defined      02       164,300    0    0
Cooper Industries PLC               Shs            G24140108   2,455     36,000  Sh        Defined      02        36,000    0    0
Amylin Pharmaceuticals Inc          Com            032346108   4,709    167,000  Sh        Defined      02       167,000    0    0
Ariba Inc                           Com            04033V203   2,596     58,000  Sh        Defined      02        58,000    0    0
Catalyst Health Solutions Inc       Com            14888B103   2,845     30,450  Sh        Defined      02        30,450    0    0
Comcast Corp New                    Cl A           20030N101     630     19,700  Sh        Defined      02        19,700    0    0
Energy Transfer Equity LP           Com            29273V100   6,245    152,241  Sh        Defined      02       152,241    0    0
Enzon Pharmaceuticals Inc           Note           293904AE8     796    785,000  Prn       Defined      02       785,000    0    0
Gen Probe Inc                       Com            36866T103   1,874     22,800  Sh        Defined      02        22,800    0    0
Georgia Gulf Corp                   Com            373200302   1,445     56,300  Sh        Defined      02        56,300    0    0
Goodrich Corp                       Com            382388106   9,215     72,615  Sh        Defined      02        72,615    0    0
Grifols S A                         Sp Adr         398438309     912     95,014  Sh        Defined      02        95,014    0    0
Proshares Short QQQ                 Pshs           74347R602     801     30,100  Sh        Defined      02        30,100    0    0
Sanofi                              Right          80105N113     753    534,215  Sh        Defined      02       534,215    0    0
Solutia Inc                         Com            834376501   1,108     39,486  Sh        Defined      02        39,486    0    0